Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Schedule of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is disclosed in the following table:

Maturity analysis for capitalized leases in 2024	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	416,347	10,327	406,020
After one year but not more than five years	405,722	6,656	399,066
More than five years	—	—	—
Total	822,069	16,983	805,086

Maturity analysis for capitalized leases in 2023	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	391,158	16,829	374,329
After one year but not more than five years	760,275	14,559	745,716
More than five years	—	—	—
Total	1,151,434	31,389	1,120,045
Maturity analysis for all lease obligations in 2024	Total	Low value leases	Short-term leases	Capitalized leases

Within one year	424,328	6,592	1,389	416,347
After one year but not more than five years	413,811	8,089	—	405,722
More than five years	—	—	—	—
Total	838,139	14,681	1,389	822,069

Maturity analysis for all lease obligations in 2023	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	397,942	4,816	1,968	391,158
After one year but not more than five years	760,421	146	—	760,275
More than five years	—	—	—	—
Total	1,158,363	4,962	1,968	1,151,434